Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2016	Mar. 31, 2016
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 23,948	¥ 25,640
Payables under securities lending transactions		6,448	4,710
Obligations to return securities received as collateral		1,884	1,919
Total		32,280	32,269
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,259	2,518
Payables under securities lending transactions		2,789	2,443
Obligations to return securities received as collateral		1,692	1,846
Total		6,740	6,807
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		17,521	19,452
Payables under securities lending transactions		2,049	2,019
Obligations to return securities received as collateral		73	73
Total		19,643	21,544
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,208	1,916
Payables under securities lending transactions		1,610	248
Obligations to return securities received as collateral		119
Total		3,937	2,164
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,960	1,754
Total		¥ 1,960	¥ 1,754

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,356,505 million at March 31, 2016 and September 30, 2016, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.